Property and equipment (Schedule of Property and Equipment) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value	$ 2,883	$ 563
Additions	476	2,666
Disposals
Cost	(20)	(107)
Accumulated depreciation	19	85
Depreciation for the year	(528)	(325)
Closing net book value	2,830	2,883
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value	96	66
Additions	190	79
Disposals
Cost	(9)	(9)
Accumulated depreciation	9	7
Depreciation for the year	(119)	(47)
Closing net book value	167	96
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value	163	27
Additions	18	171
Disposals
Cost		(61)
Accumulated depreciation		47
Depreciation for the year	(34)	(21)
Closing net book value	147	163
Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value	558	459
Additions	253	217
Disposals
Cost	(11)	(37)
Accumulated depreciation	10	31
Depreciation for the year	(144)	(112)
Closing net book value	666	558
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value	1,323
Additions		1,417
Disposals
Cost
Accumulated depreciation
Depreciation for the year	(150)	(94)
Closing net book value	1,173	1,323
Leasehold improvements and leased premises [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value	743	11
Additions	15	782
Disposals
Cost
Accumulated depreciation
Depreciation for the year	(81)	(50)
Closing net book value	$ 677	$ 743